MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

NOTE 3:-MARKETABLE SECURITIES:

At December 31, 2018 and 2019, the Company held marketable securities classified as available-for-sale securities as follows:

	December 31,
	2018				2019
LESS THAN A YEAR	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Government and corporate debentures - fixed interest rate	$22,028	$3	$(39)	$21,992	$148,437	$329	$(15)	$148,751
Government-sponsored enterprises	-	-	-		12,548		(1)	12,547
Government and corporate debentures - floating interest rate	1,000	-	-	1,000	3,003	1	(1)	3,003

	$23,028	$3	$(39)	$22,992	$163,988	$330	$(17)	$164,301

	December 31,
	2018				2019
MORE THAN 1 YEAR	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

Government and corporate debentures - fixed interest rate	$47,504	$4	$(283)	$47,225	$135,040	$595	$(65)	$135,570
Government-sponsored enterprises	-	-	-	-	17,579	9	(3)	17,585
Government and corporate debentures - floating interest rate	-	-	-	-	24,141	8	(6)	24,143

	$47,504	$4	$(283)	$47,225	$176,760	$612	$(74)	$177,298

At December 31, 2019, gross unrealized losses on investments that were in a gross unrealized loss position were immaterial. These investments were not deemed to be other-than-temporarily impaired and the gross unrealized losses were recorded in OCI.